Financial Instruments - Changes in Fair Value of Asset Measured on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Fair Value Disclosures [Abstract]
Fair value at beginning of period	$ (6,296)	$ (2,137)
Realized and unrealized gains (losses) included in earnings	3,480	(2,180)
Settlement payments	2,556	1,207
Fair value at end of period	$ (260)	$ (3,110)